Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Combinations

5 Business Combinations

Business Combinations during the year ended December 31, 2021

BioNTech R&D (Austria) GmbH, or BioNTech Austria (previously PhagoMed Biopharma GmbH)

On October 1, 2021, BioNTech Austria, an Austrian biotechnology company, specialized in the development of a new class of antibacterials, was fully acquired to expanded our infectious disease portfolio capabilities.

The total consideration comprised an upfront consideration of €50.0 million (less acquired debt) of which €23.2 million are considered remuneration and will be recognized as personnel expense over a three-year period in which services are to be provided. An additional consideration of maximum €100.0 million is dependent the achievement of certain clinical development milestones. At the acquisition date, the contingent consideration was recognized with its fair value of €5.5 million and is presented as non-current financial liabilities in the consolidated statements of financial position (see Note 12).

The acquisition of PhagoMed was accounted for as a business combination using the acquisition method of accounting.

The final fair values and values in accordance with IFRS 3 of the identifiable net assets of BioNTech Austria as at the date of acquisition were as follows:

(in millions)	Fair value recognized on acquisition BioNTech R&D (Austria) GmbH
Assets
Intangible assets	€43.3
Other assets non-current and current	1.5
Total assets	€44.8

Liabilities
Other liabilities non-current and current	15.4
Total liabilities	€15.4

Total identifiable net assets at fair value	€29.4

Bargain purchase	(2.2)
Consideration transferred	€27.2

Consideration
Cash paid	21.7
Contingent consideration liability	5.5
Total consideration	€27.2

(in millions)	BioNTech R&D (Austria) GmbH
Transaction costs of the acquisition (included in cash flows from operating activities)	€(0.5)
Net cash acquired (included in cash flows used in investing)	0.9
Cash paid (included in cash flow used in investing activities)	(21.7)
Net cash flow on acquisition	€(21.3)

The intangible assets comprise a pre-clinical candidate, PM-477 as well as a platform.

A bargain purchase of €2.2 million was recognized in other operating income.

The consolidated statements of profit or loss include the results of BioNTech Austria since the acquisition date. From the date of acquisition through December 31, 2021, BioNTech Austria did not have any significant impact onto the operating income or the revenues of the Group. The same applies if the transaction had occurred at the beginning of the reporting period.

Business Combinations during the year ended December 31, 2020

During the year ended December 31, 2020, the following material business combinations occurred.

BioNTech US Inc. (previously Neon Therapeutics, Inc., or Neon)

On May 6, 2020, we acquired Neon, a biotechnology company developing novel neoantigen-based T-cell therapies, to leverage Neon’s expertise in the development of neoantigen therapies, with both vaccine and T cell capabilities.

Based on the acquisition date share price, the aggregate value of the merger consideration was €89.9 million ($97.1 million) financed by issuing 1,935,488 American Depositary Shares representing our ordinary shares as a stock transaction and including a de minimis cash consideration which was paid to settle Neon’s outstanding stock options.

The fair values and values in accordance with IFRS 3 of the identifiable net assets of BioNTech US Inc. as at the date of acquisition were as follows:

(in millions)	Fair value recognized on acquisition BioNTech US Inc.
Assets
Intangible assets	€29.9
Property, plant and equipment	5.6
Right-of-use assets	6.9
Other assets non-current and current	2.7
Cash and cash equivalents	7.7
Total assets	€52.8

Liabilities
Trade payables	1.7
Other liabilities non-current and current	17.8
Total liabilities	€19.5

Total identifiable net assets at fair value	€33.3

Goodwill from the acquisition	56.6
Consideration transferred	€89.9

Consideration
Shares issued, at fair value	€89.5
Cash paid	€0.4
Total consideration	€89.9

The intangible assets comprise two neoantigen targeted therapies, BNT221 (NEO-PTC-01) and BNT222 (NEO-STC-01), which were identified and recorded as in-process R&D.

Deferred tax liabilities relating to temporary differences of the assets acquired in the business combination were recognized at an amount of €8.0 million. To the extent of those deferred tax liabilities assumed, deferred tax assets relating to temporary differences and tax loss carryforwards which existed as of the acquisition date were recognized. Since the conditions to offset were fulfilled, the deferred tax assets and liabilities were offset.

The consolidated statements of profit or loss included the results of BioNTech US since the acquisition date. From the date of acquisition through December 31, 2020, BioNTech US contributed €28.5 million operating loss to our respective result. If the transaction had occurred at the beginning of the reporting period, €59.8 million would have contributed to the operating loss. This amount includes expenses resulting from the merger and should not necessarily be considered representative of the future consolidated results of profit or loss or financial condition on a consolidated basis. From the date of acquisition, BioNTech US did not generate any revenue and no revenue would have been generated if the transaction had occurred at the beginning of the reporting period.

Goodwill recognized is primarily attributable to the expected synergies and other benefits from combining two organizations with a common culture of pioneering translational science and a shared vision for the future of cancer immunotherapy as described above. The goodwill resulting from the BioNTech US acquisition during the year ended December 31, 2020, was allocated to the CGU immunotherapies.

Transaction costs of €1.1 million relating to the acquisition were expensed and included in the general and administrative expenses in the consolidated statements of profit or loss. In the consolidated statements of cash flows they were included in cash flows used in operating activities. The attributable costs of the issuance of the shares of €1.3 million were recorded in equity as a deduction from the capital reserve and are included in cash flows from financing activities in the consolidated statements of cash flows.

BioNTech Manufacturing Marburg GmbH (previously Novartis Manufacturing GmbH)

On October 31, 2020, Novartis Manufacturing GmbH was acquired, a manufacturing facility in Marburg. Through the acquisition, we planned to produce our COVID-19 vaccine for global supply.

The fair values and values in accordance with IFRS 3 of the identifiable net assets of BioNTech Manufacturing Marburg GmbH, or BioNTech Marburg, as at the date of acquisition were as follows:

(in millions)	Fair value recognized on acquisition BioNTech Manufacturing Marburg GmbH
Assets
Property, plant and equipment	€79.8
Right-of-use assets	28.5
Inventories	2.4
Other assets non-current and current	4.3
Cash and cash equivalents	16.5
Total assets	€131.5

Liabilities
Provisions non-current and current	5.1
Trade payables	8.1
Other liabilities non-current and current	33.4
Total liabilities	€46.6

Total identifiable net assets at fair value	€84.9

Bargain purchase	(7.0)
Consideration transferred	€77.9

Consideration
Cash paid	€77.9
Total consideration	€77.9

The consolidated statements of profit or loss included the results of BioNTech Marburg since the acquisition date. From the date of acquisition, the transition into a GMP certified manufacturing facility for our COVID-19 vaccine was initiated rapidly. During this time, no revenues had been recognized and set-up, retooling and prepping expenses led to a €6.7 million operating loss, which contributed to our respective result. Projecting the revenues and result of the acquired company as if the acquisition had occurred at the beginning of the reporting period is impracticable, since BioNTech intends to use the facility for manufacturing its COVID-19 vaccine. Information about revenues and net income generated by BioNTech Marburg before the acquisition were considered not to be useful as they are not representative of the future consolidated results of profit or loss or financial condition on a consolidated basis.

The contracting parties shared the understanding that the manufacturing facility is well-equipped to make an important contribution in our effort to develop and manufacture a COVID-19 vaccine. The possibility of acquiring a GMP certified manufacturing facility with well-established biotechnology drug substance and drug product manufacturing equipment as well as an experienced team was a very good opportunity for us to accelerate its efforts to scale-up the commercial manufacturing capacity for our COVID-19 vaccine production. The fact that the offer to sell and the need to acquire the facility overlapped at a convenient time, the underlying opportunities ultimately resulted in a bargain purchase of €7.0 million which was recognized in other operating income.

Transaction costs of €1.4 million relating to the acquisition were expensed and included in the general and administrative expenses in the consolidated statements of profit or loss and were included in cash flows used in operating activities in the consolidated statements of cash flows.